UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2011
Shares	Security	Market Value
	EXCHANGE TRADED FUNDS - 58.57%
	ASSET ALLOCATION FUND - 2.95%
62,375	ProShares UltraShort Yen	$ 996,752
88,200	WisdomTree Dreyfus Emerging Currency Fund	1,959,804
		2,956,556
	COMMODITY FUND - 4.54%
73,455	ProShares UltraShort Gold	2,316,036
194,530	ProShares UltraShort Silver	2,233,204
		4,549,240
	EQUITY FUND - 51.08%
35,655	Direxion Daily Developed Markets Bull 3X	2,545,411
144,650	First Trust Global Wind Energy ETF	1,515,932
89,925	First Trust NASDAQ Clean Edge Green Energy Index Fund	1,511,639
44,920	First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	1,503,023
91,550	Global X Lithium ETF	1,996,706
73,840	Guggenheim S&P Global Water Index ETF	1,508,551
191,100	Guggenheim Solar ETF	1,521,156
68,115	Guggenheim Timber ETF	1,505,342
19,320	Market Vectors - Environmental Services ETF	998,071
7,550	ProShares Ultra Financials	523,215
10,000	ProShares Ultra KBW Regional Banking	485,100
60,715	ProShares Ultra Oil & Gas	3,199,680
19,900	ProShares Ultra Real Estate	1,077,983
163,185	ProShares Ultra Small Cap 600	7,535,884
30,700	ProShares UltraPro Mid Cap 400	5,073,789
28,385	ProShares UltraPro QQQ	4,533,652
20,790	ProShares UltraPro S&P 500	4,539,705
51,680	SPDR Dow Jones International Real Estate ETF	2,004,150
44,675	SPDR S&P International Dividend ETF	2,541,114
80,800	SPDR S&P International Mid Cap ETF	2,530,995
81,970	SPDR S&P International Small Cap ETF	2,541,890
		51,192,988

	TOTAL EXCHANGE TRADED FUNDS	58,698,784
	( Cost - $46,481,036)

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011
Shares	Security	Market Value
	MUTUAL FUNDS - 21.37%
	ASSET ALLOCATION FUND - 8.40%
477,539	Miller Convertible Fund	$ 5,510,804
141,541	MutualHedge Frontier Legends Fund	1,447,963
56,238	Rydex Managed Futures Strategy Fund	1,458,822
		8,417,589
	COMMODITY FUND - 3.00%
115,969	Rydex Series - Long/Short Commodities Strategy Fund	3,009,397

	DEBT FUND - 7.96%
594,473	Templeton Global Bond Fund	7,977,831

	EQUITY FUND - 2.01%
142,349	Rydex Strengthening Dollar 2x Strategy Fund	2,015,663

	TOTAL MUTUAL FUNDS	21,420,480
	( Cost - $21,319,360)

	SHORT-TERM INVESTMENTS - 25.68%
	MONEY MARKET FUND - 25.68%
25,736,684	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.22%**	25,736,684
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $25,736,684)

	TOTAL INVESTMENTS - 105.62%
	( Cost - $93,537,080) (a)	105,855,948
	OTHER LIABILITIES LESS ASSETS - (5.62) %	(5,635,388)
	NET ASSETS - 100.00%	$ 100,220,560

** Money Market Fund; interest rate reflects seven-day effective yield on January 31, 2011.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 14,752,399
	Unrealized Depreciation:	(2,433,531)
	Net Unrealized Appreciation:	$ 12,318,868

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
January 31, 2011

 Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 21,420,480	$ -	$ -	$ 21,420,480
Exchange- Traded Funds	$ 58,698,784			$ 58,698,784
Short Term Investments	$ 25,736,684	$ -	$ -	$ 25,736,684
Total	$ 105,855,948	$ -	$ -	$ 105,855,948

The Fund did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/30/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    3/30/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/30/11